Segmented Information - Disclosure of revenues allocated by segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [Abstract]
Vehicle, parts sales and service	$ 6,730,743	$ 19,774,549	$ 38,879,072
Recognition of deferred revenue from contract cancellation	9,631,452	0	0
Revenue from operating and finance leases	22,760	68,805	385,643
Finance income	3,624	3,925	7,124
Total	$ 16,388,579	$ 19,847,279	$ 39,271,839